Employee Benefit Plans Amounts Charged to Income for employees Incentive Compensation Plans (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Incentive Compensation Cash Award
Incentive Compensation Plans Expense [Line Items]
Pretax	$ 461.3	$ 386.8	$ 337.7
After Tax	299.8	251.4	219.5
Employee Stock [Member]
Incentive Compensation Plans Expense [Line Items]
Pretax	92.9	80.9	64.5
After Tax	60.4	52.6	41.9
Employee Stock Option
Incentive Compensation Plans Expense [Line Items]
Pretax	2.5	4.3	1.7
After Tax	$ 1.6	$ 2.8	$ 1.1